Non-controlling interest (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Interest held by non-controlling interests	10.00%	10.00%
Non-controlling interest	$ 570	$ 0